Impairment loss on marketable securities and investments in associated companies	12 Months Ended
Dec. 31, 2013
Impairment loss on marketable securities and investments in associated companies [Abstract]
Impairment loss on marketable securities and investments in associated companies
Impairment loss on marketable securities and investments in associated companies

In 2012, the Company determined that the decline in fair value of the Archer investment was other than temporary based primarily upon its evaluation of the severity of the excess of its cost basis over the market price of the security and the prospects for recovery within 2013. As a result, an impairment loss was recognized reducing its cost basis of this associated company to the market price of the shares in question as of December 31, 2012, which was $121 million. The impairment loss amounted to $221 million and is presented as share of result from associated companies in the consolidated statements of operations.

In 2011, the Company determined that the decline in fair value of the Archer investment was other than temporary based primarily upon its evaluation of the severity of the excess of its cost basis over the market price of the security and the future prospects. As a result, an impairment loss was recognized reducing its cost basis of this associated company to the market price of the shares in question as of December 31, 2011, which was $393 million. The impairment loss amounted to $463 million and is presented as share of result from associated companies in the consolidated statements of operations.

In 2011, the Company determined that the decline in fair value of its Seahawk Drilling Inc, "Seahawk", shares was other than temporary and as a result, an impairment loss was recognized reducing its cost basis to the market price of the shares in question as of December 31, 2012. The impairment loss amounted to $10 million and has been classified as a separate line item in the consolidated statements of operations.